UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2011

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Deephaven, Inc.
Address: 14601 27th Ave.  N., Suite 102
         Plymouth, MN  55447

13F File Number:  028-14603

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Dan Donlan
Title:     Director of Operations
Phone:     952-345-5227

Signature, Place, and Date of Signing:

 /s/Dan Donlan     Plymouth, MN     February 14, 2012

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    42

Form 13F Information Table Value Total:    $174,026 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ADA ES INC                     COM              005208103      143     6300 SH       SOLE                     6300        0        0
ARMOUR RESIDENTIAL REIT INC    *W EXP 11/07/201 042315119      627    89000 SH       SOLE                    89000        0        0
AWARE INC MASS                 COM              05453N100       51    17091 SH       SOLE                    17091        0        0
BAKER MICHAEL CORP             COM              057149106      357    18200 SH       SOLE                    18200        0        0
BANK OF AMERICA CORPORATION    COM              060505104      294    52800 SH       SOLE                    52800        0        0
BANK OF AMERICA CORPORATION    COM              060505104      542    97400 SH  CALL SOLE                    97400        0        0
CEREPLAST INC                  COM NEW          156732307      240   250000 SH       SOLE                   250000        0        0
CITIGROUP INC                  COM NEW          172967424     1442    54800 SH       SOLE                    54800        0        0
DELTA AIR LINES INC DEL        COM NEW          247361702      162    20000 SH       SOLE                    20000        0        0
EL PASO CORP                   COM              28336L109      853    32100 SH  CALL SOLE                    32100        0        0
HARVEST NATURAL RESOURCES IN   COM              41754V103      459    62140 SH       SOLE                    62140        0        0
HECKMANN CORP                  COM              422680108      129    19400 SH  CALL SOLE                    19400        0        0
ISHARES TR                     DJ US REAL EST   464287739      710    12500 SH  CALL SOLE                    12500        0        0
ITERIS INC                     COM              46564T107      327   249827 SH       SOLE                   249827        0        0
ITERIS INC                     COM              46564T107       25    19104 SH       SOLE                    19104        0        0
JEFFERIES GROUP INC NEW        COM              472319102       69     5000 SH       SOLE                     5000        0        0
JPMORGAN CHASE & CO            COM              46625H100     3159    95000 SH  CALL SOLE                    95000        0        0
JPMORGAN CHASE & CO            COM              46625H100      333    10000 SH       SOLE                    10000        0        0
MANAGEMENT NETWORK GROUP INC   COM NEW          561693201       21    13532 SH       SOLE                    13532        0        0
MCMORAN EXPLORATION CO         COM              582411104      858    59000 SH  CALL SOLE                    59000        0        0
RESOLUTE ENERGY CORP           *W EXP 09/25/201 76116A116    18132  1678910 SH       SOLE                  1678910        0        0
RETAIL OPPORTUNITY INVTS COR   *W EXP 10/23/201 76131N119    39432  3330405 SH       SOLE                  3330405        0        0
RETAIL OPPORTUNITY INVTS COR   *W EXP 10/23/201 76131N119    44870  3789703 SH       SOLE                  3789703        0        0
SANOFI                         RIGHT 12/31/2020 80105N113       54    45300 SH  PUT  SOLE                    45300        0        0
SANOFI                         RIGHT 12/31/2020 80105N113       11     9000 SH  PUT  SOLE                     9000        0        0
SANOFI                         RIGHT 12/31/2020 80105N113       76    63100 SH  CALL SOLE                    63100        0        0
SANOFI                         RIGHT 12/31/2020 80105N113       49    40900 SH  PUT  SOLE                    40900        0        0
SANOFI                         RIGHT 12/31/2020 80105N113       24    20100 SH  PUT  SOLE                    20100        0        0
SELECT SECTOR SPDR TR          SBI INT-ENERGY   81369Y506     4148    60000 SH  CALL SOLE                    60000        0        0
SIMON PPTY GROUP INC NEW       COM              828806109      168     1300 SH  CALL SOLE                     1300        0        0
TALBOTS INC                    *W EXP 04/09/201 874161110      441   165750 SH       SOLE                   165750        0        0
TD AMERITRADE HLDG CORP        COM              87236Y108       41     2600 SH  PUT  SOLE                     2600        0        0
TRANS WORLD ENTMT CORP         COM              89336Q100       46    18177 SH       SOLE                    18177        0        0
TWO HBRS INVT CORP             *W EXP 11/07/201 90187B119    21837  2363300 SH       SOLE                  2363300        0        0
TWO HBRS INVT CORP             *W EXP 11/07/201 90187B119    24571  2659201 SH       SOLE                  2659201        0        0
TWO HBRS INVT CORP             COM              90187B101     1402   151773 SH       SOLE                   151773        0        0
UNITED STATES OIL FUND LP      UNITS            91232N108      362     9500 SH  CALL SOLE                     9500        0        0
US BANCORP DEL                 COM NEW          902973304     1077    39800 SH  CALL SOLE                    39800        0        0
WELLS FARGO & CO NEW           COM              949746101     2938   106600 SH       SOLE                   106600        0        0
WELLS FARGO & CO NEW           COM              949746101     3470   125900 SH  PUT  SOLE                   125900        0        0
WESTERN LIBERTY BANCORP        COM              961443108       73    26583 SH       SOLE                    26583        0        0
ZOGENIX INC                    COM              98978L105        3     1501 SH       SOLE                     1501        0        0